UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA Crescent Fund

Portfolio of Investments

March 31, 2013 (Unaudited)

	Shares or Principal Amount	Fair Value

COMMON STOCKS — LONG

TECHNOLOGY — 11.9%
Analog Devices, Inc.	3,522,000	$163,737,780
Arris Group, Inc.*	4,168,000	71,564,560
Cisco Systems, Inc.	10,977,200	229,533,252
Google Inc.*	256,000	203,271,680
Hewlett-Packard Company	2,991,800	71,324,512
Microsoft Corporation	11,715,000	335,166,150
Oracle Corporation	6,164,600	199,363,164
Xerox Corporation	9,233,700	79,409,820
		$1,353,370,918
HEALTH CARE — 10.0%
Covidien plc (Ireland)	4,851,700	$329,139,328
Johnson & Johnson	1,870,000	152,461,100
Omnicare, Inc.	5,846,000	238,049,120
Thermo Fisher Scientific Inc.	3,695,000	282,630,550
WellPoint, Inc.	2,025,000	134,115,750
		$1,136,395,848
FINANCIAL SERVICES — 9.9%
Alleghany Corporation	286,200	$113,312,304
American International Group, Inc. *	5,168,300	200,633,406
Aon Corporation (Great Britain)	6,249,200	384,325,800
Bank of America Corporation	3,801,200	46,298,616
The Bank Of New York Mellon Corporation	4,491,400	125,714,286
CIT Group Inc. *	2,745,600	119,378,688
Citigroup Inc.	1,781,300	78,804,712
The Travelers Companies, Inc.	695,000	58,512,050
		$1,126,979,862
RETAILING — 7.9%
CVS Caremark Corporation	6,805,000	$374,206,950
Lowe’s Companies, Inc.	3,120,000	118,310,400
PetSmart, Inc.	423,000	26,268,300
Tesco plc (Great Britain)	31,096,050	180,307,336
Walgreen Co.	2,175,000	103,704,000
Wal-Mart Stores, Inc.	1,295,000	96,904,850
		$899,701,836

ENERGY — 4.7%
Canadian Natural Resouces Limited (Canada)	5,176,500	$166,320,945
Ensco plc (ADR) (Great Britain)	470,000	28,200,000
Groupe Bruxelles Lambert S.A. (ADR) (Belgium)	1,686,147	128,941,853
Occidental Petroleum Corporation	2,019,000	158,229,030
Rowan Companies, Inc. (Great Britain)	1,425,000	50,388,000
		$532,079,828
CONSUMER NON-DURABLE GOODS — 4.5%
Anheuser-Busch InBev SA/NV (ADR) (Belgium)	2,160,400	$215,067,820
Orkla ASA (Norway)	21,881,000	174,973,605
Unilever N.V. (Netherlands)	2,973,147	121,798,832
		$511,840,257
INDUSTRIAL PRODUCTS — 2.6%
Henkel AG &Co. KGaA (Germany)	1,061,150	$83,715,928
ITT Corporation	1,775,800	50,485,994
Owens-Illinois, Inc. *	5,815,100	154,972,415
		$289,174,337
ADVERTISING — 2.5%
The Interpublic Group of Companies	9,532,300	$124,205,869
WPP plc (Great Britain)	10,134,960	161,568,492
		$285,774,361
AUTOMOTIVE — 1.2%
Renault S.A. (France)	2,084,000	$130,578,855

REAL ESTATE — 0.7%
Countrywide Holdings, Ltd.— A*,** (Cayman Islands)	3,171,611	$18,797,504
Countrywide Holdings, Ltd.— B*,** (Cayman Islands)	3,171,611	—
Genting Malaysia Berhad (Malaysia)	53,251,200	63,113,322
		$81,910,826

OTHER COMMON STOCKS — 5.5%		$619,487,752

TOTAL COMMON STOCKS — LONG — 61.4% (Cost $5,401,715,731)		$6,967,294,680

LIMITED PARTNERSHIP — 0.7% (Cost $72,178,710)
Endeavour Financial Restoration Fund, L.P.*,**,††	$31,286,138	$38,396,132
U.S. Farming Realty Trust, L.P.*,**,††	34,416,274	37,361,309
U.S. Farming Realty Trust II, L.P.*,**,††	7,782,827	8,102,195
		$83,859,636

CURRENCY DERIVATIVES/FUTURES — 0.4% (Cost $20,425,338)
Currency JPY Swaption (option expires 2/17/14; swap expires 2/19/16; ¥ 51,459,597,000)*		$54,663
JPY Put
Strike $95; expires 09/09/14; ¥ 16,806,550,000*		8,713,912
Strike $95; expires 09/09/14; ¥ 16,728,380,000*		8,689,375
Strike $95; expires 03/24/22; ¥ 16,029,404,000*		16,370,101
Euro Forward (€118,300,000 @ $1.335515) — 04/19/13*		6,330,824
British Pounds Forward (£60,000,000 @ $1.52501) — 04/25/13*		318,600
		$40,477,475
BONDS & DEBENTURES
CONVERTIBLE BONDS & DEBENTURES — 0.1% (Cost $8,145,939)
INDUSTRIAL PRODUCTS — 0.1%
Navistar International Corporation - 3.75% 2014	$9,193,000	$9,376,860

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
FINANCIAL SERVICES — 0.9%
International Lease Finance Corporation
— 5.65% 2014	$5,515,000	$5,763,175
— 5.875% 2013	6,976,000	7,004,602
— 6.625% 2013	1,612,000	1,660,360
iStar Financial Inc.
— 5.7% 2014	20,649,000	21,360,771
— 5.85% 2017	4,950,000	5,011,232
— 5.875% 2016	18,785,000	19,441,724
— 6.05% 2015	6,912,000	7,223,247
Springleaf Financial Services
— 5.75% 2016	5,100,000	5,138,250
— 5.85% 2013	3,486,000	3,507,648
— 6.5% 2017	8,980,000	8,979,461
— 6.9% 2017	15,366,000	15,471,564
		$100,562,034
ENERGY— 0.3%
ATP Oil & Gas Corporation - 8.5% PS loan 2013*,**	$2,239,423	$2,082,664
ATP Oil & Gas Corporation - 11.875% 2015*	136,713,000	9,228,127
ATP Oil & Gas Corporation - 14.5% 2014 Term Loan (Floating)*,**	38,207,855	27,509,656
		38,820,447

INDUSTRIAL PRODUCTS — 0.3%
Global Ship Lease, Inc. — 0.2616% 2016 Term Loan (Floating) **	$32,976,000	$28,194,480

REAL ESTATE— 0.2%
Countrywide Holdings, Ltd. — 10% 2018 Reg S** (Cayman Islands)	£3,539,051	$5,459,508
Countrywide Holdings, Ltd. — 10% 2018** (Cayman Islands)	8,348,952	12,879,490
		18,338,998
UTILITIES — 0.1%
GenOn Energy, Inc. — 7.625% 2014	$15,230,000	$16,181,875

TOTAL CORPORATE BONDS & DEBENTURES — 1.8%		$202,097,834

U.S. GOVERNMENT & AGENCIES — 31.6%
Federal National Mortgage Association — 7.5% 2028	$35,197	$41,006
U.S. Treasury Notes
— 0.25% 2013	140,000,000	140,092,974
— 0.25% 2013†	470,000,000	470,314,383
— 0.25% 2014	77,298,000	77,361,408
— 0.375% 2013	400,000,000	400,359,360
— 0.375% 2013	425,000,000	425,298,817
— 0.5% 2013	200,000,000	200,415,040
— 0.5% 2013	410,000,000	410,304,302
— 0.75% 2013	110,000,000	110,000,000
— 0.75% 2013	195,000,000	195,456,085
— 1% 2014	37,187,000	37,437,213
— 1.125% 2013	170,000,000	170,361,080
— 1.25% 2014	170,000,000	171,626,953
— 1.5% 2013	110,000,000	111,108,591
— 1.75% 2014	35,515,000	35,986,682
— 2% 2013	160,000,000	161,962,496
— 2.75% 2013	225,000,000	228,401,370
— 3.125% 2013	135,000,000	135,321,678
— 3.375% 2013	100,000,000	100,812,500
TOTAL U.S. GOVERNMENT & AGENCIES		$3,582,661,938

MORTGAGE-BACKED SECURITIES — 1.0%
Stanwich Mortgage Loan Trust Series
2009-2 — 2.52% 2049**,††	$9,848,939	4,404,446
2010-1A — 3.40% 2047**,††	6,156,444	3,113,929
2010-2A — 5.03% 2057**,††	32,187,042	16,228,707
2010-3A — 2.87% 2038**,††	16,417,140	8,213,495
2010-4A — 8.44% 2049**,††	24,586,636	11,489,335
2011-1A — 7.59% 2049**,††	46,090,525	24,309,479
2011-2A — 4.92% 2049**,††	28,432,895	15,217,399
2012-2A — 0.91% 2047**,††	18,966,239	7,302,742
2012-4A — 3.78% 2051**,††	33,941,235	15,072,285
Florida Mortgage Resolution Trust Series 2012-4A— 4.82% 2050 **,††	16,157,260	5,944,209
		$111,296,026
TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 34.4% (Cost $3,911,165,143)		$3,896,055,798

TOTAL INVESTMENT SECURITIES — 97.0% (Cost $9,413,630,861)		$10,997,064,449

SHORT-TERM INVESTMENTS — 5.6%
Short-term Corporate Notes:
Federal Home Loan Bank
— 0.01% 04/10/13	$50,000,000	$49,999,875
— 0.06% 04/01/13	50,000,000	50,000,000
— 0.06% 04/03/13	40,000,000	39,999,867
— 0.06% 04/15/13	50,000,000	49,998,833
— 0.08% 04/19/13	50,000,000	49,998,000
— 0.08% 05/01/13	50,000,000	49,997,917
— 0.085% 05/17/13	40,000,000	39,995,656
— 0.09% 04/12/13	50,000,000	49,998,625
— 0.1% 05/08/13	47,000,000	46,995,169
Federal National Mortgage Association — 0.05% 05/13/13	63,525,000	63,521,294
Exxon Mobil Corporation
— 0.06% 04/10/13	50,000,000	49,999,250
— 0.09% 04/19/13	50,000,000	49,997,750
State Street Bank Repurchase Agreement — 0.01% 04/01/13 (Dated 3/28/13, repurchase price of $40,468,045 collateralized by $44,150,000 principal amount U.S. Treasury Bond — 2.75% 2042, fair value $41,280,246)	40,468,000	40,468,045

State Street Bank Repurchase Agreement — 0.01% 04/01/13 (Dated 3/28/13, repurchase price of $7,700,008, collateralized by $7,140,000 principal amount U.S. Treasury Bond — 2.75% 2018, fair value $7,854,000)	7,700,000	7,700,008
TOTAL SHORT-TERM INVESTMENTS (Cost $638,670,289)		$638,670,289

TOTAL INVESTMENTS — 102.6% (Cost $10,052,301,150)		$11,635,734,738

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT
American Greetings Corporation (Class A)	(419,800)	$(6,758,780)
Avalonbay Communities, Inc.	(100,400)	(12,717,668)
Douglas Emmett	(417,600)	(10,410,768)
Essex Propertry Trust, Inc.	(88,200)	(13,281,156)
Express Scripts, Inc. *	(385,427)	(22,219,867)
Federal Realty Investment Trust	(107,300)	(11,592,692)
HCP, Inc.	(226,700)	(11,303,262)
Hospitality Properties Trust	(182,300)	(5,002,312)
Jarden Corporation	(154,350)	(6,613,897)
Nissan Motor Co., Ltd. (Japan)	(12,983,600)	(125,091,793)
PharMerica Corporation *	(320,700)	(4,489,800)
Pitney Bowes Inc.	(401,000)	(5,958,860)
Pool Corporation	(95,300)	(4,574,400)
Ventas Inc.	(61,800)	(4,523,760)
		$(244,539,015)

OTHER COMMON STOCKS SOLD SHORT		$(92,592,425)

TOTAL COMMON STOCKS SOLD SHORT		$(337,131,440)

NON-CONVERTIBLE BONDS & DEBENTURES SOLD SHORT
Safeway Inc. — 3.95% 2020	$(6,810,000)	$(6,985,289)

TOTAL SECURITIES SOLD SHORT — (3.0)% (Proceeds $308,423,677)		$(344,116,729)

Other assets less liabilities, net — 0.4%		$46,654,267
TOTAL NET ASSETS — 100.0% — NOTE 2		$11,338,272,276

*	Non-income producing security.

**	Restricted securities. These restricted securities constituted 2.6% of total net assets at March 31, 2013.

†	Security segregated as collateral for securities sold short.

††

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.7% of total net assets at March 31, 2013.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2013:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long	$6,967,294,680	—	—	$6,967,294,680
Limited Partnerships	—	—	$83,859,636	83,859,636
Convertible Bonds & Debentures	—	$9,376,860	—	9,376,860
Corporate Bonds & Debentures	—	183,758,836	18,338,998	202,097,834
U.S. Government & Agencies	—	3,582,661,938	—	3,582,661,938
Mortgage-Backed Securities	—	—	111,296,026	111,296,026
Short-Term Investments	—	638,670,289	—	638,670,289
	$6,967,294,680	$4,414,467,923	$213,494,660	$11,595,257,263
Currency Derivatives/Futures	$—	$40,477,475	$—	$40,477,475
Securities Sold Short
Common Stocks Sold Short	$(337,131,440)	—	—	$(337,131,440)
Non-Convertible Bonds & Debentures Sold Short	—	$(6,985,289)	—	(6,985,289)
	$(337,131,440)	$(6,985,289)	—	$(344,116,729)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended March 31, 2013

Investment	Beginning Value at December 31, 2012	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at March 31, 2013

Common Stocks — Long	$12,884,035	—	—	—	$(12,884,035)	$—
Limited Partnership	77,517,583	$6,342,053	—	—	—	83,859,636
Corporate Bonds & Debentures	19,896,321	(1,557,323)	—	—		18,338,998
Mortgage-Backed Securities	135,297,159	6,509,846	—	$(30,510,979)	—	111,296,026
	$245,595,098	$11,294,576	—	$(30,510,979)	$(12,884,035)	$213,494,660

*Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. During the quarter ended March 31, 2013, Countrywide Holdings, Ltd.— A was transferred from Level 3 to Level 1 due to the fact that the shares were admitted for unconditional trading on the London Stock Exchange during the period. Going forward, the shares will be valued each day at the official closing price.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2013

Financial Assets	Fair Value at March 31, 2013	Valuation Technique(s)	Unobservable Inputs	Price/Range

Limited Partnerships	$38,396,132	NAV as Practical Expedient*	N/A	$122.73

	$37,361,309	NAV as Practical Expedient*	N/A	$108.56

	$8,102,195	NAV as Practical Expedient*	N/A	$104.10

Corporate Bonds- Long	$18,338,998	Vendor Pricing	Price	$154.26

Mortgage-Backed Securities	$111,296,026	Methods of Comparables/Consensus Pricing**	Collateral Value Estimates	$36.79- $53.52

* No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

** The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering obervable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security.  Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities (excluding securities sold short) was $9,443,858,981 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$1,724,803,025
Gross unrealized depreciation:	(207,290,609)
Net unrealized appreciation:	$1,517,512,416

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 23, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 23, 2013